Overlay Shares Hedged Large Cap Equity ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 99.1%		Shares	Value
Vanguard S&P 500 ETF(a)(b)		220,528	$92,489,443
TOTAL EXCHANGE TRADED FUNDS (Cost $82,612,322)			92,489,443

OPTIONS PURCHASED - 1.6%	Notional	Contracts(d)	Value
Put Options - 1.6%(c)			$–
S&P 500 Index		–	$–
Expires January 19, 2024 at $4,300.00	20,098,320	44	70,400
Expires March 15, 2024 at $4,300.00	20,098,320	44	191,840
Expires June 21, 2024 at $4,300.00	20,098,320	44	377,300
Expires December 20, 2024 at $3,950.00	20,098,320	44	411,840
Expires January 17, 2025 at $4,050.00	18,271,200	40	453,000
Total Put Options			1,504,380
TOTAL OPTIONS (Cost $2,389,462)			1,504,380

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%		Shares
First American Government Obligations Fund - Class X, 5.29%(e)		994,293	994,293
TOTAL SHORT-TERM INVESTMENTS (Cost $994,293)			994,293

TOTAL INVESTMENTS - 101.8% (Cost $85,996,077)			$94,988,116
Liabilities in Excess of Other Assets - (1.8)%			(1,657,367)
TOTAL NET ASSETS - 100.0%			$93,330,749

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $16,005,982.
(c)	Exchange-traded.
(d)	Each contract has a multiplier of 100.
(e)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:

Overlay Shares Hedged Large Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$92,489,443	$–	$–	$92,489,443
Options	–	1,504,380	–	1,504,380
Money Market Funds	994,293	–	–	994,293
Total Investments	$93,483,736	$1,504,380	$–	$94,988,116